Reserves for Losses (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Card Member Receivables And Related Reserves Evaluated Separately and Collectively For Impairment [Abstract]
Card Member receivables evaluated separately for impairment	$ 48	$ 50	$ 117
Reserves on Card Member receivables evaluated separately for impairment	35	38	91
Card Member receivables evaluated collectively for impairment	44,803	44,113	42,649
Reserves on Card Member receivables evaluated collectively for impairment	$ 430	$ 348	$ 337